Document and Entity Information	Dec. 03, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 03, 2021
Entity Registrant Name	PEAR THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39969
Entity Tax Identification Number	85-4103092
Entity Address, Address Line One	200 State Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	925-7848
Entity Information, Former Legal or Registered Name	Thimble Point Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001835567
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	195 Church Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PEAR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	PEAR.W
Security Exchange Name	NASDAQ